THE DISCIPLINED GROWTH INVESTORS FUND
PORTFOLIO OF INVESTMENTS
January 31, 2020 (UNAUDITED)

		Value
	Shares	(Note 2)
COMMON STOCKS (71.74%)
COMMUNICATIONS (1.30%)
Media (1.30%)
Stamps.com, Inc. (a)	36,943	$2,751,884
TripAdvisor, Inc.	16,505	450,917
		3,202,801

TOTAL COMMUNICATIONS		3,202,801

CONSUMER DISCRETIONARY (15.44%)
Apparel & Textile Products (1.94%)
Ralph Lauren Corp.	12,934	1,468,009
Under Armour, Inc. , Class A(a)	164,619	3,322,012
		4,790,021

Automotive Manufacturing (2.92%)
Gentex Corp.	186,363	5,548,026
Gentherm, Inc. (a)	35,826	1,651,937
		7,199,963

Gaming, Lodging & Restaurants (1.99%)
Cheesecake Factory, Inc.	22,470	862,848
Royal Caribbean Cruises, Ltd.	34,698	4,062,442
		4,925,290

Passenger Transportation (1.79%)
JetBlue Airways Corp. (a)	222,898	4,420,067

Retail - Consumer Discretionary (6.80%)
Nordstrom, Inc.	71,346	2,629,813
Sleep Number Corp. (a)	83,681	4,317,103
TJX Cos., Inc.	153,421	9,057,976
Urban Outfitters, Inc. (a)	30,431	779,034
		16,783,926

TOTAL CONSUMER DISCRETIONARY		38,119,267

CONSUMER, CYCLICAL (0.56%)
Retail (0.56%)
MSC Industrial Direct Co., Inc. , Class A	20,443	1,391,555

TOTAL CONSUMER, CYCLICAL		1,391,555

ENERGY (2.60%)
Oil, Gas & Coal (2.60%)
Cabot Oil & Gas Corp.	322,602	4,545,462
Core Laboratories NV	28,475	1,000,326
Southwestern Energy Co. (a)	535,154	840,192
Ultra Petroleum Corp. (a)	337,188	33,719
		6,419,699

TOTAL ENERGY		6,419,699

FINANCIALS (1.35%)
Banking (0.49%)
TCF Financial Corp.	28,375	1,199,695

		Value
	Shares	(Note 2)
FINANCIALS (continued)
Specialty Finance (0.86%)
Deluxe Corp.	44,206	$2,130,729

TOTAL FINANCIALS		3,330,424

HEALTH CARE (10.77%)
Medical Equipment & Devices Manufacturing (10.77%)
Align Technology, Inc. (a)	25,576	6,575,590
Edwards Lifesciences Corp. (a)	35,118	7,721,043
Intuitive Surgical, Inc. (a)	10,507	5,881,608
Myriad Genetics, Inc. (a)	102,968	2,847,065
Varian Medical Systems, Inc. (a)	25,305	3,557,124
		26,582,430

TOTAL HEALTH CARE		26,582,430

INDUSTRIALS (6.94%)
Electrical Equipment Manufacturing (1.55%)
Cognex Corp.	75,310	3,838,551

Machinery Manufacturing (2.90%)
Graco, Inc.	43,386	2,305,966
Middleby Corp. (a)	43,319	4,858,659
		7,164,625

Manufactured Goods (1.10%)
Proto Labs, Inc. (a)	26,215	2,713,252

Transportation & Logistics (1.39%)
Landstar System, Inc.	30,964	3,429,263

TOTAL INDUSTRIALS		17,145,691

TECHNOLOGY (32.78%)
Design, Manufacturing & Distribution (2.38%)
Plexus Corp. (a)	82,562	5,871,810

Hardware (10.86%)
Dolby Laboratories, Inc. , Class A	67,768	4,699,033
Garmin, Ltd.	47,603	4,615,111
Plantronics, Inc.	59,136	1,698,386
Pure Storage, Inc. , Class A(a)	113,655	2,023,059
Super Micro Computer, Inc. (a)	144,011	4,026,547
Ubiquiti, Inc.	43,523	7,112,529
ViaSat, Inc. (a)	41,592	2,647,331
		26,821,996

Semiconductors (3.89%)
IPG Photonics Corp. (a)	12,927	1,650,390
Microchip Technology, Inc.	31,555	3,075,981
Power Integrations, Inc.	49,825	4,866,408
		9,592,779

Software (11.90%)
Akamai Technologies, Inc. (a)	54,292	5,068,158
Autodesk, Inc. (a)	30,216	5,948,020
Intuit, Inc.	25,976	7,283,151
Manhattan Associates, Inc. (a)	20,701	1,769,107
Open Text Corp.	129,580	5,829,804
RealPage, Inc. (a)	59,502	3,471,942
		29,370,182

		Value
	Shares	(Note 2)
TECHNOLOGY (continued)
Technology Services (3.75%)
FactSet Research Systems, Inc.	18,888	$5,404,046
IHS Markit, Ltd.	27,705	2,184,816
Paychex, Inc.	19,487	1,671,400
		9,260,262

TOTAL TECHNOLOGY		80,917,029

TOTAL COMMON STOCKS
(Cost $110,931,850)		177,108,896

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (21.78%)
COMMUNICATIONS (1.30%)
Cable & Satellite (0.35%)
Comcast Corp.
3.375% 08/15/2025	$810,000	870,677

Entertainment Content (0.32%)
ViacomCBS, Inc.
3.700% 06/01/2028	720,000	774,155

Wireless Telecommunications Services (0.63%)
AT&T, Inc.
4.350% 03/01/2029	677,000	764,927
4.450% 04/01/2024	4,000	4,377
Verizon Communications, Inc.
4.125% 03/16/2027	698,000	789,119
		1,558,423

TOTAL COMMUNICATIONS		3,203,255

CONSUMER DISCRETIONARY (2.36%)
Airlines (0.32%)
Southwest Airlines Co.
3.000% 11/15/2026	756,000	791,860

Automobiles Manufacturing (0.32%)
General Motors Financial Co., Inc.
5.250% 03/01/2026	695,000	781,421

Consumer Services (0.32%)
Cintas Corp. No 2
3.700% 04/01/2027	710,000	788,265

Restaurants (0.35%)
McDonald's Corp., Series MTN
6.300% 03/01/2038	604,000	860,585

Retail - Consumer Discretionary (1.05%)
Advance Auto Parts, Inc.
4.500% 12/01/2023	685,000	741,662
Amazon.com, Inc.
5.200% 12/03/2025	885,000	1,044,688
Lowe's Cos., Inc.
3.650% 04/05/2029	742,000	810,404
		2,596,754

TOTAL CONSUMER DISCRETIONARY		5,818,885

	Principal	Value
	Amount	(Note 2)
CONSUMER STAPLES (0.32%)
Mass Merchants (0.32%)
Costco Wholesale Corp.
2.750% 05/18/2024	$760,000	$796,617

TOTAL CONSUMER STAPLES		796,617

CONSUMER, NON-CYCLICAL (0.62%)
Pharmaceuticals (0.62%)
AbbVie, Inc.
4.250% 11/14/2028	695,000	780,797
CVS Health Corp.
4.300% 03/25/2028	685,000	760,511
		1,541,308

TOTAL CONSUMER, NON-CYCLICAL		1,541,308

ENERGY (2.20%)
Exploration & Production (0.32%)
Conoco Funding Co.
7.250% 10/15/2031	551,000	804,408

Pipeline (1.88%)
Boardwalk Pipelines LP
5.950% 06/01/2026	670,000	770,255
Enbridge Energy Partners LP
4.200% 09/15/2021	4,000	4,132
5.875% 10/15/2025	643,000	764,238
Enterprise Products Operating LLC
3.950% 02/15/2027	710,000	779,950
MPLX LP
4.125% 03/01/2027	748,000	793,555
ONEOK, Inc.
4.550% 07/15/2028	694,000	766,280
Williams Cos., Inc.
3.750% 06/15/2027	718,000	759,647
		4,638,057

TOTAL ENERGY		5,442,465

FINANCIALS (4.11%)
Banks (0.96%)
Truist Financial Corp., Series MTN
3.875% 03/19/2029	695,000	778,691
US Bancorp, Series MTN
3.100% 04/27/2026	739,000	784,426
Wells Fargo & Co., Series GMTN
4.300% 07/22/2027	710,000	796,565
		2,359,682

Consumer Finance (0.31%)
American Express Co.
3.625% 12/05/2024	708,000	762,586

Diversified Banks (0.96%)
Bank of America Corp., Series L
4.183% 11/25/2027	715,000	794,100
Citigroup, Inc.
4.300% 11/20/2026	720,000	799,282
JPMorgan Chase & Co.
4.125% 12/15/2026	690,000	772,521
		2,365,903

	Principal	Value
	Amount	(Note 2)
FINANCIALS (continued)
Financial Services (0.61%)
Morgan Stanley, Series GMTN
3.700% 10/23/2024	$690,000	$744,443
Northern Trust Corp.
3.950% 10/30/2025	693,000	769,425
		1,513,868

Life Insurance (0.31%)
Principal Financial Group, Inc.
3.100% 11/15/2026	726,000	768,046

Property & Casualty Insurance (0.32%)
American International Group, Inc.
4.250% 03/15/2029	700,000	795,328

Real Estate (0.64%)
Simon Property Group LP
3.250% 11/30/2026	728,000	783,090
Welltower, Inc.
4.250% 04/01/2026	712,000	790,367
		1,573,457

TOTAL FINANCIALS		10,138,870

HEALTH CARE (0.63%)
Managed Care (0.63%)
Anthem, Inc.
3.650% 12/01/2027	731,000	790,286
UnitedHealth Group, Inc.
3.750% 07/15/2025	691,000	756,580
		1,546,866

TOTAL HEALTH CARE		1,546,866

INDUSTRIALS (3.56%)
Aerospace & Defense (0.91%)
Lockheed Martin Corp.
3.100% 01/15/2023	680,000	708,205
Rockwell Collins, Inc.
3.500% 03/15/2027	730,000	796,713
United Technologies Corp.
3.950% 08/16/2025	680,000	751,711
		2,256,629

Electrical Equipment Manufacturing (0.34%)
General Electric Co., Series MTN
5.875% 01/14/2038	653,000	841,093

Engineering & Construction (0.30%)
Fluor Corp.
4.250% 09/15/2028	725,000	746,701

Railroad (0.70%)
Burlington Northern Santa Fe LLC
3.000% 03/15/2023	2,000	2,078
3.400% 09/01/2024	875,000	937,671
Union Pacific Corp.
3.250% 08/15/2025	735,000	786,035
		1,725,784

Transportation & Logistics (0.66%)
FedEx Corp.
3.300% 03/15/2027	756,000	801,355

	Principal	Value
	Amount	(Note 2)
INDUSTRIALS (continued)
Transportation & Logistics (continued)
United Parcel Service, Inc.
6.200% 01/15/2038	$558,000	$813,927
		1,615,282

Waste & Environment Services & Equipment (0.65%)
Republic Services, Inc.
3.375% 11/15/2027	735,000	796,949
Waste Management, Inc.
3.150% 11/15/2027	745,000	796,673
		1,593,622

TOTAL INDUSTRIALS		8,779,111

MATERIALS (0.31%)
Chemicals (0.31%)
DuPont de Nemours, Inc.
4.725% 11/15/2028	666,000	769,022

TOTAL MATERIALS		769,022

TECHNOLOGY (0.31%)
Semiconductors (0.31%)
Analog Devices, Inc.
3.900% 12/15/2025	711,000	779,085

TOTAL TECHNOLOGY		779,085

UTILITIES (6.06%)
Utilities (6.06%)
Ameren Corp.
2.500% 09/15/2024	690,000	702,179
American Electric Power Co., Inc.
3.200% 11/13/2027	731,000	772,398
Black Hills Corp.
3.150% 01/15/2027	700,000	725,394
CenterPoint Energy, Inc.
4.250% 11/01/2028	685,000	770,957
CMS Energy Corp.
3.000% 05/15/2026	760,000	799,053
Dominion Energy, Inc., Series B
2.750% 09/15/2022	695,000	709,278
DTE Energy Co., Series C
3.500% 06/01/2024	715,000	754,323
Duke Energy Corp.
3.950% 10/15/2023	690,000	737,001
Edison International
2.400% 09/15/2022	745,000	747,669
Interstate Power & Light Co.
3.400% 08/15/2025	723,000	762,163
ITC Holdings Corp.
4.050% 07/01/2023	540,000	571,018
NiSource, Inc.
3.850% 02/15/2023	695,000	729,437
PacifiCorp
5.250% 06/15/2035	592,000	767,346
Potomac Electric Power Co.
3.600% 03/15/2024	698,000	742,797
PPL Capital Funding, Inc.
3.100% 05/15/2026	820,000	858,784
PSEG Power LLC
4.300% 11/15/2023	675,000	727,410
Puget Energy, Inc.
3.650% 05/15/2025	725,000	768,224

	Principal	Value
	Amount	(Note 2)
UTILITIES (continued)
Utilities (continued)
Sempra Energy
3.750% 11/15/2025	$699,000	$756,386
Virginia Electric & Power Co., Series A
3.800% 04/01/2028	710,000	787,753
Wisconsin Electric Power Co.
3.100% 06/01/2025	735,000	777,115
		14,966,685

TOTAL UTILITIES		14,966,685

TOTAL CORPORATE BONDS
(Cost $50,034,082)		53,782,169

FOREIGN CORPORATE BONDS (0.66%)
ENERGY (0.35%)
Pipeline (0.35%)
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	572,000	849,485

TOTAL ENERGY		849,485

FINANCIALS (0.31%)
Diversified Banks (0.31%)
Royal Bank of Canada, Series GMTN
2.550% 07/16/2024	746,000	769,284

TOTAL FINANCIALS		769,284

TOTAL FOREIGN CORPORATE BONDS
(Cost $1,487,339)		1,618,769

FOREIGN GOVERNMENT BONDS (0.30%)
Corp Andina de Fomento
4.375% 06/15/2022	712,000	751,724

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $740,054)		751,724

GOVERNMENT & AGENCY OBLIGATIONS (4.93%)
U.S. Treasury Bonds
1.500% 08/15/2026	689,000	692,822
2.875% 05/15/2028	2,000,000	2,219,609
6.500% 11/15/2026	77,000	102,538
U.S. Treasury Notes
1.375% 09/15/2020	1,150,000	1,148,675
1.375% 01/31/2021	3,550,000	3,545,493
1.500% 04/15/2020	4,470,000	4,469,060

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $11,902,469)		12,178,197

				Value
	Yield		Shares	(Note 2)
SHORT TERM INVESTMENTS (1.37%)
(1.37%)
Fidelity Investments Money Market Government Portfolio - Class I	1.454	%(b)	3,383,410	3,383,410

TOTAL SHORT TERM INVESTMENTS
(Cost $3,383,410)				3,383,410

TOTAL INVESTMENTS (100.78%)
(Cost $178,479,204)				$248,823,165

Liabilities In Excess Of Other Assets (-0.78%)				(1,934,574)

NET ASSETS (100.00%)				$246,888,591

(a)	Non-Income Producing Security.
(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments
January 31, 2020 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial

Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments
January 31, 2020 (Unaudited)

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments
January 31, 2020 (Unaudited)

The following is a summary of each input used to value the Fund as of January 31, 2020:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$177,108,896	$–	$–	$177,108,896
Corporate Bonds(a)	–	53,782,169	–	53,782,169
Foreign Corporate Bonds(a)	–	1,618,769	–	1,618,769
Foreign Government Bonds	–	751,724	–	751,724
Government & Agency Obligations	–	12,178,197	–	12,178,197
Short Term Investments	3,383,410	–	–	3,383,410
TOTAL	$180,492,306	$68,330,859	$–	$248,823,165

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

For the nine months ended January 31, 2020, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.